OTHER LONG-TERM OBLIGATIONS (Installments Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
2012		$ 816,307
2013	1,399,339	895,510
2014	1,669,369	1,344,332
2015	1,427,640	1,275,458
After 2015	2,125,763	2,016,853
Intangible Asset Obligation, Total	6,622,111	6,348,460
Less: Current portion of other long-term obligations	1,399,339	816,307
Non-current portion of other long-term obligations	5,222,772	5,532,153
Face Value [Member]
Other Liabilities [Line Items]
2012		839,236
2013	1,403,870	948,391
2014	1,776,182	1,500,000
2015	1,595,000	1,500,000
After 2015	2,500,000	2,500,000
Intangible Asset Obligation, Total	7,275,052	7,287,627
Less: Current portion of other long-term obligations	1,403,870	839,236
Non-current portion of other long-term obligations	$ 5,871,182	$ 6,448,391